Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net (loss)/income for the year	$ 21,347	$ 1,108	$ (14,140)
Adjustments to reconcile net (loss)/income to net cash (used in)/generated from operating activities
Depreciation of property and equipment	2,666	6,319	9,277
Amortization of intangible assets	1,086	1,129	1,216
Amortization of the right-of-use assets	56	1,934	3,685
Credit loss expenses/(write-back), net and impairment on prepayments	(844)	1,213	5,305
(Gain)/loss on disposal of property and equipment	2	31	(55)
Share-based compensation	8,184	6,170	2,310
Net unrealized investment income from short-term investments	(367)	(404)	(664)
Impairment of inventories	15	429	3,283
Impairment of long-term investments	590	0	794
Net unrealized gains on long-term investments	(437)		(794)
Investment income on disposal of long-term investments		(42)	(214)
Interest expense accrued on long-term payables	93	95	406
Deferred income taxes	(382)	(178)	966
Deferred government grants	(162)	(169)	(865)
Changes in operating assets and liabilities:
Accounts receivable	(5,979)	(2,168)	5,048
Prepayments and other assets	4,111	(2,319)	(1,263)
Due from/to related parties	1,099	(8,507)	(8,598)
Accounts payable	1,064	5,238	(4,938)
Inventories	851	(36)	643
Contract liabilities	5,739	2,112	289
Income tax payable	3,434	(77)	(163)
Accrued liabilities and other payables	8,621	9,605	(11,707)
Lease liabilities	322	(2,003)	(3,732)
Net cash (used in)/generated from operating activities	51,109	19,480	(13,911)
Cash flows from investing activities
Purchase of short-term investments	(517,411)	(337,738)	(177,075)
Proceeds from collection upon maturities of short-term investments	545,073	341,960	167,439
Purchase of property and equipment (including construction in progress)	(14,969)	(13,202)	(13,554)
Purchase of intangible assets	(8)	(84)	(59)
Purchase of long-term investments	(1,000)	(3,627)
Proceeds from disposal of property and equipment	6	207	721
Proceeds from disposal of long-term investments		42	1,076
Repayment/(payment) of loans to employees	67	(177)	696
Loan to a related party		(20,000)
Net cash (used in)/generated from investing activities	11,758	(32,619)	(20,756)
Cash flows from financing activities
Repurchase of common shares	(6,747)		(4,475)
Proceeds from bank borrowings	16,656	2,196	7,816
Repayment of bank borrowings	(3,344)	(2,419)
Repayment of loans due to a related party arising from a business combination			(662)
Capital injection from a non-controlling interest shareholder	76
Net cash generated from/(used in) financing activities	6,641	(223)	2,679
Net (decrease)/increase in cash, cash equivalents and restricted cash	69,508	(13,362)	(31,988)
Effect of exchange rates on cash and cash equivalents, and restricted cash	(12,136)	2,009	5,329
Cash and cash equivalents at beginning of the year	123,358	137,248	162,465
Cash, cash equivalents and restricted cash at beginning of the year	4,078	1,541	2,983
Cash, cash equivalents and restricted cash at beginning of the year	127,436	138,789	165,448
Cash and cash equivalents at end of the year	177,154	123,358	137,248
Restricted cash at end of year	7,654	4,078	1,541
Cash, cash equivalents and restricted cash at end of the year	184,808	127,436	138,789
Supplemental disclosure of cash flow information
Income tax paid	1,178	66	356
Non-cash investing and financing activities
Purchase of property and equipment in form of other payables	593	568	5,217
Addition of right-of-use assets and lease liabilities, net off impact from lease modification	$ 555	$ 10	$ 3,325